7. STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Compensation expense associated with stock options
Six Months Ended
June 30, 2013
Expected term	6.25 years
Volatility	63%
Dividend yield	0.0
Risk-free interest rate	1.24%

Companys option and warrant activity
	Six Months Ended
	June 30, 2013
		Weighted
		Average
		Exercise
	Shares	Price

Outstanding at beginning of period	749,211	$6.86

Granted	25,587	$7.56

Outstanding at end of period and expected to vest	774,798	$6.89

Options exercisable	306,530	$5.87

Weighted average fair value of options granted during period		$7.56

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	83,378	$3.33	83,378	$3.33
Forfeited	-	$-	-	-
Granted	506,559	$9.60	-	-
Outstanding at end of period and expected to vest	589,937	$8.71	83,378	$3.33
Options exercisable	175,022	$6.67	80,282	$3.38
Weighted-average fair value of options granted during the period		$6.82		$-

Stock-based compensation expenses
	Six Months Ended
	June 30,
	2013	2012

Research and development	$107,576	$6,267
General and administrative	333,739	194,082

Total stock-based compensation expense	$441,315	$200,349

	2012	2011
Research and development	$101,606	$891
General and administrative	525,181	22,056
Total stock-based compensation expense	$626,787	$22,947